Cover	12 Months Ended
Mar. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-39360
Entity Registrant Name	Skillful Craftsman Education Technology Limited
Entity Central Index Key	0001782309
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor, West Lobby, Building 7B
Entity Address, Address Line Two	Shenzhen Bay Science and Technology Ecological Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518063
Title of 12(b) Security	Ordinary shares, par value $0.0002 per share
Trading Symbol	EDTK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	15,929,451
Entity Listing, Par Value Per Share | $ / shares	$ 0.0002
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7000
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor, West Lobby, Building 7B
Entity Address, Address Line Two	Shenzhen Bay Science and Technology Ecological Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518063
City Area Code	(86)
Local Phone Number	0755 26652763
Contact Personnel Name	Bin Fu